Income Taxes - Summary of Temporary Differences for Deferred Tax Assets Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 63,913	$ 78,412